Note 32 - Related Parties (Details Textual) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fundacao Zerrenner [member]
Statement Line Items [Line Items]
Percentage of ownership held by a related party	10.20%
Expenses incurred by a related party	R$ 279.4	R$ 237.8
Fundacao Zerrenner [member] | Asset leasing [member]
Statement Line Items [Line Items]
Asset leasing agreement	R$ 24.0
Asset leasing agreement, term (Year)	4 years
Fundacao Zerrenner [member] | Head office [member]
Statement Line Items [Line Items]
Asset leasing agreement	R$ 5.3
Asset leasing agreement, term (Year)	5 years
Fundacao Zerrenner [member] | Active employees [member]
Statement Line Items [Line Items]
Expenses incurred by a related party	R$ 247.2	209.8
Fundacao Zerrenner [member] | Retirees [member]
Statement Line Items [Line Items]
Expenses incurred by a related party	32.2	28.0
Anheuser-Busch, Inc [member]
Statement Line Items [Line Items]
Transfers under licence agreements from entity, related party transactions	17.0	2.1	R$ 1.8
Transfers under licence agreements to entity, related party transactions	R$ 819.0	R$ 644.0	R$ 456.9